Lease Obligations	12 Months Ended
Dec. 31, 2013
Lease Obligations [Text Block]
12 - 1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2013, this equipment consists of medical devices for an amount of € 393 thousand and vehicles for an amount of € 170 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2013 are as follows:

December 31,

2014	205
2015	175
2016	143
2017	72
2018	13
Total minimum lease payments	608
Less: amount representing interest	(46)
Present value of minimum lease payments	563
Less: current portion	(184)
Long-term portion	378

Interest paid under capital lease obligations was € 35 thousand, € 53 thousand and € 81 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

12 - 2 Operating leases

As of December 31, 2013, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:

	France	Japan

2014	297	152
2015	297	94
2016	297	91
2017	272	91
2018	-	30
Total	1,163	458

Total rent expenses under operating leases amounted to € 693 thousand, € 772 thousand and € 751 thousand for the years ended December 31, 2013, 2012 and 2011, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.